UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: August 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2016

WESTERN ASSET

MANAGED MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and preservation of capital.*

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Managed Municipals Fund for the six-month reporting period ended August 31, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notice

Effective August 1, 2016, the individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Fund are S. Kenneth Leech, Robert E. Amodeo and David T. Fare. These investment professionals, all of whom are employed by Western Asset Management Company, work together with a broader investment management team. For additional information, please see the prospectus supplement dated July 22, 2016.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2016

II	Western Asset Managed Municipals Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended August 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First quarter 2016 GDP growth then decelerated to 0.8%. The U.S. Department of Commerce’s final reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.4%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”) and upturns in nonresidential fixed investment and exports.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in August 2016, the unemployment rate was 4.9%, as reported by the U.S. Department of Labor. However, the percentage of longer-term unemployed edged higher over the period. In August 2016, 26.1% of Americans looking for a job had been out of work for more than six months, versus 25.7% when the period began.

Western Asset Managed Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” The Fed kept rates on hold at its meeting that concluded on September 21, 2016 (after the reporting period ended), as well as during the prior meetings of the year. In the Fed’s statement after the September meeting it said, “The Committee judges that the case for an increase in the federal funds rate has strengthened but decided, for the time being, to wait for further evidence of continued progress toward its objectives. The stance of monetary policy remains accommodative, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation.”

Q. Did Treasury yields trend higher or lower during the six months ended August 31, 2016?

A. Short-term Treasury yields edged higher, whereas long-term Treasury yields moved lower during the six months ended August 31, 2016. Two-year Treasury yields began the reporting period at 0.78% and ended the period at 0.80%. Their peak of 0.98% took place on March 15, 2016 and their low of 0.56% occurred on July 5, 2016. Ten-year Treasury yields began the reporting period at 1.74% and ended the period at 1.58%. Their peak of 1.98% took place on March 11, 2016 and their low of 1.37% occurred on July 5 and July 8, 2016.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market lagged its taxable bond counterpart during the six months ended August 31, 2016, as the Bloomberg Barclays Municipal Bond Indexiv and the Bloomberg Barclays U.S. Aggregate Indexv returned 3.14% and 3.68%, respectively. The municipal bond market was supported by overall positive investor demand and largely improving fundamentals.

Performance review

For the six months ended August 31, 2016, Class A shares of Western Asset Managed Municipals Fund, excluding sales charges, returned 3.45%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Municipal Bond Index, returned 3.14% for the same period. The Lipper General & Insured

IV	Western Asset Managed Municipals Fund

Municipal Debt Funds Category Average1 returned 3.49% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of August 31, 2016 (unaudited)
(excluding sales charges)	6 months
Western Asset Managed Municipals Fund:
Class 1[2]	3.44%
Class A	3.45%
Class C	3.16%
Class I	3.44%
Bloomberg Barclays Municipal Bond Index	3.14%
Lipper General & Insured Municipal Debt Funds Category Average[1]	3.49%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended August 31, 2016 for Class 1, Class A, Class C and Class I shares were 3.35%, 3.12%, 2.70% and 3.36%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 30, 2016, the gross total annual fund operating expense ratios for Class 1, Class A, Class C and Class I shares were 0.57%, 0.66%, 1.23% and 0.58%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 30, 2016

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended August 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 267 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

The Fund no longer offers Class 1 shares for purchase by new or existing investors or for incoming exchanges. Individual investors who own Class 1 shares may continue to hold those shares, but may not add to their Class 1 share position except through dividend reinvestment.

Western Asset Managed Municipals Fund	V

Investment commentary (cont’d)

RISKS: The Fund’s fixed income investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties, public perceptions, and other factors. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

VI	Western Asset Managed Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of August 31, 2016 and February 29, 2016 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2016 and held for the six months ended August 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	3.44%	$1,000.00	$1,034.40	0.58%	$2.97	Class 1	5.00%	$1,000.00	$1,022.28	0.58%	$2.96
Class A	3.45	1,000.00	1,034.50	0.66	3.38	Class A	5.00	1,000.00	1,021.88	0.66	3.36
Class C	3.16	1,000.00	1,031.60	1.23	6.30	Class C	5.00	1,000.00	1,019.00	1.23	6.26
Class I	3.44	1,000.00	1,034.40	0.57	2.92	Class I	5.00	1,000.00	1,022.33	0.57	2.91

2	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

[1]	For the six months ended August 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — August 31, 2016

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index
WA Managed Muni	— Western Asset Managed Municipals Fund

4	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — August 31, 2016

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index
WA Managed Muni	— Western Asset Managed Municipals Fund

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited)

August 31, 2016

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.0%
Alabama — 3.3%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project, GTD	5.000%	4/1/24	$1,770,000	$2,044,739
Civic Center Improvements Project, GTD	5.000%	4/1/25	1,970,000	2,274,917
Civic Center Improvements Project, GTD	5.000%	4/1/26	1,700,000	1,962,395
Civic Center Improvements Project, GTD	5.000%	4/1/27	1,500,000	1,728,300
Civic Center Improvements Project, GTD	5.000%	4/1/28	1,700,000	1,956,530
Civic Center Improvements Project, GTD	5.250%	4/1/29	1,750,000	2,023,857
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,567,600	(a)
Birmingham, AL, Waterworks Board, Water Revenue	5.000%	1/1/43	40,000,000	48,461,200	(b)
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	7,200,000	8,552,016
Convertible CAB, Subordinated Lien	7.750%	10/1/46	2,000,000	1,582,780	(c)
Convertible CAB, Subordinated Lien	7.900%	10/1/50	69,910,000	55,096,071	(c)
Subordinated Lien Warrants	6.000%	10/1/42	16,030,000	19,432,047
Subordinated Lien Warrants	6.500%	10/1/53	12,300,000	15,431,088
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	6,180,000	8,417,284
Total Alabama				173,530,824
Alaska — 0.2%
Alaska State Housing Finance Corp. Revenue, State Capital Project II	5.000%	12/1/27	1,375,000	1,642,699
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,517,200
Total Alaska				13,159,899
Arizona — 0.6%
Arizona State Board of Regents University System Revenue	5.000%	7/1/41	3,450,000	4,165,150
Arizona State Board of Regents University System Revenue	5.000%	7/1/46	2,500,000	3,011,600
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	70,000	71,082	(d)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	5,235,000	6,019,255	(e)
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/46	1,300,000	1,479,582
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	15,098,640
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	985,000	986,202
Total Arizona				30,831,511

See Notes to Financial Statements.

6	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — 19.5%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	$10,000,000	$11,532,500
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/36	3,000,000	3,646,080
Second Subordinated Lien	5.000%	10/1/37	2,250,000	2,732,333
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/33	1,750,000	2,116,625
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/34	1,350,000	1,626,467
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	9,000,000	10,695,960
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,619,440
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.880%	4/1/27	37,000,000	37,672,290	(c)(f)
San Francisco Bay Area	5.000%	4/1/34	15,000,000	16,647,750	(a)
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,694,400	(a)
San Francisco Bay Area	5.125%	4/1/39	42,525,000	47,331,175	(a)
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	7,376,178
Cedars-Sinai Medical Center	5.000%	8/15/39	12,895,000	14,390,433
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	39,416,880
Stanford Hospital & Clinics	5.150%	11/15/40	24,150,000	27,973,428
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	4,765,000	4,839,811	(g)
Home Mortgage	5.500%	8/1/38	170,000	171,933
California State University Revenue:
Systemwide	5.500%	11/1/39	10,000,000	11,276,200	(a)
Systemwide	5.000%	11/1/41	5,000,000	6,226,200
Systemwide	4.000%	11/1/45	1,500,000	1,690,500
California State, GO	1.197%	12/3/18	14,000,000	14,049,000	(c)(f)
California State, GO	5.000%	9/1/34	8,000,000	10,011,120	(b)
California State, GO	5.000%	9/1/35	21,000,000	26,193,930	(b)
California State, GO	5.000%	8/1/45	13,000,000	16,165,890
California State, GO, Various Purpose	5.000%	9/1/35	6,500,000	8,110,505
California Statewide CDA Revenue:
American Baptist Homes of the West	5.000%	10/1/45	2,550,000	2,952,288
Catholic Healthcare West	5.500%	7/1/31	7,220,000	7,518,475
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	10,986,500	(a)
John Muir Health	5.125%	7/1/39	7,280,000	8,112,686
Methodist Hospital Project, FHA	6.750%	2/1/38	8,575,000	10,046,813	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	$11,815,000	$13,513,524
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,481,057	(a)
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/33	7,500,000	8,189,379	(a)
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,549,400
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	9,412,325	(a)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	3,169,525
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.500%	11/15/37	6,730,000	9,263,576
Long Beach, CA, Marina Revenue	5.000%	5/15/40	2,250,000	2,640,825
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,620,975	(a)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,283,740
Los Angeles International Airport	5.000%	5/15/40	7,500,000	8,561,100
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/44	10,000,000	12,161,300
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,636,230
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,860,000	7,807,630
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	53,500,000	80,368,235
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	84,055,000	124,351,808
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	15,119,501
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	15,000,000	16,735,200
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,275,050	(a)
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	3,055,590
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	12,000,000	13,367,040
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	4,850,000	5,906,863
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	1,500,000	1,776,945
Senior Lien	5.750%	6/1/48	3,700,000	4,370,625
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/32	1,375,000	1,601,559
Riverside, CA, USD, Financing Authority Revenue	5.000%	9/1/37	1,280,000	1,479,206
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,893,360
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,959,910

See Notes to Financial Statements.

8	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	$24,360,000	$26,282,978
PFC, Grant	6.000%	7/1/39	29,130,000	31,352,910
Sacramento, CA, Area Flood Control Agency, Special Assessment:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	4,931,235
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	16,407,600
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	33,385,500
Arrowhead Project	5.250%	8/1/26	5,000,000	5,578,950
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,761,801
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,577,847	(a)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	3,048,787	(a)
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	12,867,950	(a)
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	26,400,000	29,526,024
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	37,963,040
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,665,450
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Project	5.000%	4/1/25	2,475,000	2,724,827
Multiple Capital Improvement Project	5.250%	4/1/26	1,435,000	1,589,320
Multiple Capital Improvement Project	5.250%	4/1/31	2,500,000	2,762,800
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,638,400
University of California, CA, Regents Medical Center Pooled Revenue	5.000%	5/15/47	4,000,000	4,929,400
University of California, CA, Revenue	4.000%	5/15/46	12,000,000	13,573,560
Total California				1,014,943,647
Colorado — 2.2%
Aurora, CO, Hospital Revenue, Children’s Hospital Association	5.000%	12/1/40	4,000,000	4,387,400
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	10,207,930
Catholic Health Initiatives	5.000%	9/1/41	3,015,000	3,023,382
Evangelical Lutheran Good Samaritan Society Project	5.000%	6/1/45	7,500,000	8,657,400
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	5,211,900	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Sisters Leavenworth	5.000%	1/1/32	$8,010,000	$8,922,579
Sisters Leavenworth	5.000%	1/1/35	2,755,000	3,064,139
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	66,701,250
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,695,400
Total Colorado				115,871,380
Connecticut — 0.7%
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,907,003
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,515,644
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,432,442
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,593,495
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	17,621,850	(a)
Mashantucket Western Pequot Tribe Connecticut Special Revenue, Bonds	6.050%	7/1/31	7,993,902	1,039,207
Total Connecticut				36,109,641
Delaware — 0.5%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	1,145,000	1,256,248
Delaware State Housing Authority Revenue, Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	7/1/39	5,295,000	5,527,133
Delaware State Transportation Authority, U.S. 301 Project Revenue	5.000%	6/1/45	3,070,000	3,695,574
Delaware State Transportation Authority, U.S. 301 Project Revenue	5.000%	6/1/55	13,750,000	16,254,700
Total Delaware				26,733,655
District of Columbia — 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,801,360
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,541,300
Total District of Columbia				14,342,660
Florida — 8.1%
Bonnet Creek Resort Community Development District, Special Assessment	7.375%	5/1/34	3,295,000	3,300,239
Bradford County, FL, Health Facilities Revenue, Santa Fe Healthcare Project	6.050%	11/15/16	145,000	146,576	(d)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	11,593,100	(a)
Broward County, FL, Airport System Revenue	5.000%	10/1/45	18,000,000	21,073,500	(g)
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	5,075,820

See Notes to Financial Statements.

10	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Broward County, FL, School Board, COP	5.000%	7/1/31	$8,750,000	$10,657,062
Broward County, FL, School Board, COP	5.000%	7/1/32	8,000,000	9,672,480
Citizens Property Insurance Corp., FL, Revenue	5.250%	6/1/17	20,000,000	20,675,800
Citizens Property Insurance Corp., FL, Revenue:
Coastal	5.000%	6/1/18	30,000,000	32,200,200
Coastal	5.000%	6/1/19	30,000,000	33,282,000
Coastal	5.000%	6/1/20	20,000,000	22,902,400
Senior Secured, High Act	6.000%	6/1/17	3,100,000	3,221,799
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,970,525
Dade County, FL, IDA Revenue, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,010,000	1,014,434
Escambia County, FL, Health Facilities Authority Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	75,000	80,374
Florida State Department of Management Services Revenue, Facilities Management, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,002,610
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	3,060,000	3,252,229	(e)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.375%	6/1/46	4,000,000	4,208,320	(e)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	500,000	607,195
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/29	2,720,000	3,298,190
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	5,000,000	6,035,700
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	2,000,000	2,396,280
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	7,490,375
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,389,831
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,705,770
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,137,660
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,695,075
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	10,000,000	10,556,700	(g)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/29	20,525,000	23,497,020	(g)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,506,250
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/41	7,250,000	8,827,165
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	29,211,642
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	18,465,000	21,093,308
Miami International Airport	5.000%	10/1/29	1,535,000	1,784,576	(a)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	$7,000,000	$7,712,390	(a)
AGC	5.250%	2/1/27	5,500,000	6,092,405	(a)
Orange County, FL, Health Facilities Authority Revenue:
Hospital-Orlando Regional Healthcare, AGM	5.000%	12/1/32	7,635,000	8,257,100
Hospital-Orlando Regional Healthcare, AGM	5.000%	12/1/32	5,365,000	5,865,823	(a)
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,319,520
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,721,080
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	5,710,000	6,073,213	(e)(g)
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	6,133,428	(a)
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/22	1,750,000	2,113,930
Orlando, FL, Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,251,950
Pasco County, FL, HFA Revenue, Housing Pasco Woods Apartments Project	5.700%	8/1/19	170,000	170,626	(g)
Reunion, FL, East Community Development District, Special Assessment	6.600%	5/1/33	935,000	958,403
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	850,000	9	*(h)(i)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	893,068	535,841	*(h)
Sarasota County, FL, Public Hospital Board Revenue:
Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,990,950
Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,274,004
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	9,516,855
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,558,092	(e)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,705,000	1,858,655
AMBAC	5.200%	10/1/22	1,295,000	1,479,563	(a)
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	455,000	501,487
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,271,270
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	350,000	351,585	(d)
Total Florida				420,570,384
Georgia — 4.2%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	58,500,500	(a)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	25,857,221	(a)
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/19	1,000,000	1,146,700
NATL	5.500%	11/1/27	1,000,000	1,302,960

See Notes to Financial Statements.

12	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Georgia — continued
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp. Vogtle Project	7.000%	1/1/23	$5,000,000	$5,410,850
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	18,987,840
Oglethorpe Power Corp. Vogtle Project, BHAC	5.700%	1/1/43	16,285,000	17,238,975
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,185,340
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,764,470
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	22,710,200
Georgia Private Colleges & Universities Authority Revenue, Savannah College of Art & Design Project	5.000%	4/1/44	5,000,000	5,797,300
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	16,685,250
Georgia State Municipal Electric Authority Revenue, Power Revenue, AMBAC	7.250%	1/1/24	500,000	680,740
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	6,485,000	6,855,229
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	5,000,000	5,809,300
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.500%	9/15/26	10,000,000	12,819,400
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, AMBAC	6.250%	7/1/20	80,000	89,549
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	574,355
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	511,760
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	4,001,305
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,142,170
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,548,215
Total Georgia				218,619,629
Illinois — 5.7%
Chicago, IL, GO	5.500%	1/1/33	12,510,000	13,244,712
Chicago, IL, GO	5.500%	1/1/40	4,500,000	4,723,065
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/39	10,095,000	12,062,213
Green Bond	5.000%	12/1/44	30,000,000	35,772,000
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	3,250,000	3,843,385	(g)
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	27,020,077
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/32	16,825,000	19,827,758	(g)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	3,000,000	3,518,280	(g)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/34	10,975,000	12,808,593	(g)

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	$500,000	$580,310	(g)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,611,760
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	7,000,000	8,058,470	(g)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/46	1,000,000	1,176,020
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/39	2,000,000	2,292,480
Second Lien	5.000%	1/1/44	6,000,000	6,762,060
Chicago, IL, Waterworks Revenue, Second Lien Project	5.000%	11/1/39	11,840,000	13,614,816
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	460,000	461,688
Illinois State Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	20,788,450	(a)
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,235,600
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	32,389,333	(a)
Memorial Health System	5.500%	4/1/39	12,000,000	13,272,600
Park Place of Elmhurst Project	6.240%	5/15/38	3,727,250	3,773,021
Park Place of Elmhurst Project	2.000%	5/15/55	657,750	22,975
Illinois State Toll Highway Authority Revenue, Senior	5.000%	1/1/41	8,100,000	9,806,103
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Project, State Appropriations	5.000%	6/15/50	4,500,000	4,751,190
McCormick Project, State Appropriations	5.250%	6/15/50	9,305,000	9,929,924
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	16,500,000	3,226,245
Regional Transportation Authority Revenue, NATL	7.750%	6/1/20	745,000	849,687
Will County, IL, GO	5.000%	11/15/45	15,350,000	18,358,140
Total Illinois				293,780,955
Indiana — 1.3%
Indiana Municipal Power Agency, Power Supply System Revenue	5.625%	1/1/28	4,000,000	4,451,440	(a)
Indiana Municipal Power Agency, Power Supply System Revenue	5.750%	1/1/29	2,000,000	2,231,460	(a)
Indiana State Finance Authority Revenue:
I-69 Development Partners LLC	5.000%	9/1/46	9,250,000	9,988,520	(g)
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/40	5,000,000	5,755,400	(g)
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	10,032,271
North Manchester, IN, EDR:
Peabody Retirement Community Project	1.000%	12/1/45	872,318	100,316	*(h)
Peabody Retirement Community Project	6.050%	12/1/45	1,038,384	1,001,096	(c)

See Notes to Financial Statements.

14	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Northern Indiana Commuter Transportation District, Industrial Revenue	5.000%	7/1/41	$2,500,000	$3,031,425
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	22,641,800	(a)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	5,000,000	6,316,550	(g)
Total Indiana				65,550,278
Kansas — 0.3%
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/39	4,355,000	5,263,497
Sedgwick County, KS, Public Building Commission Revenue	5.000%	2/1/44	3,000,000	3,613,080
Wyandotte County/Kansas City Unified Government Utility System Revenue:
Improvement	5.000%	9/1/40	2,000,000	2,385,980
Improvement	5.000%	9/1/45	3,000,000	3,565,710
Total Kansas				14,828,267
Kentucky — 0.7%
Kentucky State Economic Development Finance Authority Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,322,760
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,167,720
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,585,450
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,311,100
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	13,498,554
Total Kentucky				34,885,584
Louisiana — 0.7%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,469,950	(a)
Louisiana State PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	20,439,540
New Orleans, LA, Sewage Service Revenue	5.000%	6/1/40	2,000,000	2,350,680
New Orleans, LA, Sewage Service Revenue	5.000%	6/1/45	3,000,000	3,520,920
New Orleans, LA, Water Revenue	5.000%	12/1/40	2,000,000	2,354,040
New Orleans, LA, Water Revenue	5.000%	12/1/45	4,000,000	4,690,320
Total Louisiana				38,825,450
Maryland — 1.5%
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,961,040
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,438,325
Transportation Facilities Project	5.750%	6/1/35	19,000,000	21,282,470

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Maryland — continued
Maryland State EDC, Private Activity Revenue:
Purple Line Light Rail Project, Green Bond	5.000%	9/30/26	$2,950,000	$3,420,967	(g)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/36	1,485,000	1,784,272	(g)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/41	2,650,000	3,168,579	(g)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/46	3,000,000	3,578,340	(g)
Purple Line Light Rail Project, Green Bond	5.000%	3/31/51	2,700,000	3,210,057	(g)
Maryland State EDC, Student Housing Revenue:
University of Maryland, College Park Project, AGM	5.000%	6/1/35	2,080,000	2,538,890
University of Maryland, College Park Project, AGM	5.000%	6/1/43	1,000,000	1,208,100
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	8,750,700	(a)
Lifebridge Health	6.000%	7/1/41	1,500,000	1,789,530
University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,850,500
Total Maryland				77,981,770
Massachusetts — 3.8%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue	5.000%	7/1/45	1,500,000	1,839,030
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	12,000,000	13,342,440
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,923,742
Boston University	5.700%	10/1/40	13,105,000	14,966,434
Broad Institute Inc.	5.375%	4/1/41	16,000,000	18,628,000
Farber Cancer Institute	5.000%	12/1/41	3,500,000	4,307,135
Farber Cancer Institute	5.000%	12/1/46	3,500,000	4,289,355
Lahey Clinic Obligated Group	5.000%	8/15/45	3,650,000	4,328,827
Milford Regional Medical Center	5.750%	7/15/43	1,500,000	1,748,865
Partners Healthcare System	5.000%	7/1/47	35,400,000	43,027,992	(k)
UMass Memorial Health Care	5.000%	7/1/46	1,930,000	2,274,100
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,557,544
Massachusetts State HEFA Revenue:
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,155,940	(a)
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,905,050	(a)
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,088,600	(a)
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,632,900	(a)
Suffolk University	5.750%	7/1/39	17,500,000	19,622,750	(a)
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	4,987,391

See Notes to Financial Statements.

16	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Massachusetts State Water Resources Authority Revenue:
General	5.000%	8/1/40	$1,560,000	$1,951,466
Green Bond	4.000%	8/1/40	15,000,000	16,934,550
Green Bond	5.000%	8/1/40	15,620,000	19,539,683
Massachusetts State, GO, Consolidated Loan	1.080%	9/1/16	4,000,000	4,000,000	(c)
Total Massachusetts				195,051,794
Michigan — 3.6%
Detroit, MI, Water & Sewerage Department, Disposal System Revenue, Senior Lien	5.250%	7/1/39	7,000,000	8,015,910
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,020,000	5,512,110
Detroit, MI, Water Supply System Revenue, AGM	6.250%	7/1/36	10,000,000	11,264,800
Michigan State Building Authority Revenue	5.000%	4/15/41	4,000,000	4,876,280
Michigan State Building Authority Revenue	5.000%	10/15/46	3,500,000	4,249,315
Michigan State Building Authority Revenue	5.000%	10/15/51	2,500,000	3,017,925
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	18,214,185
Facilities Program	6.000%	10/15/38	12,425,000	13,789,638	(a)
Facilities Program	6.000%	10/15/38	8,075,000	8,874,667	(j)
Facilities Program	5.250%	10/15/47	4,100,000	4,912,661
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	10,940,000	11,907,205	(e)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	14,000,000	14,848,120
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	5,760,000	6,775,250
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/35	2,110,000	2,466,864
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	6,560,000	7,662,211
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	6,850,000	7,634,325
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	19,235,675	(a)
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,762,721
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,655,525
Michigan State Strategic Fund Ltd. Obligation Revenue, Michigan Senate Offices Project	5.250%	10/15/40	3,210,000	3,895,849
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	27,572,880	(a)
Total Michigan				189,144,116

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Minnesota — 0.4%
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	$10,960,000	$12,419,434
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	7,970,000	9,458,955
Total Minnesota				21,878,389
Mississippi — 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Bonds, Weyerhaeuser Co. Project	6.800%	4/1/22	3,000,000	3,703,620
Missouri — 1.2%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	9,276,220	(a)
Kansas City, MO, IDA Revenue:
Downtown Redevelopment, AMBAC	5.000%	12/1/17	1,130,000	1,191,280	(d)
Downtown Redevelopment, AMBAC	5.000%	12/1/17	975,000	1,026,626
Kansas City, MO, IDA, Senior Living Facilities Revenue:
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/46	3,500,000	3,669,645	(e)
Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	1,600,000	1,662,816	(e)
Missouri State HEFA Revenue, Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	33,598,500
Platte County, MO, IDA Revenue, Improvement Zona Rosa Retail Project, GTD	5.000%	12/1/32	10,345,000	10,858,526
Total Missouri				61,283,613
Nevada — 0.4%
Reno, NV, Hospital Revenue:
Washoe Medical Center, AGM	5.500%	6/1/39	17,560,000	19,021,343	(a)
Washoe Medical Center, AGM	5.500%	6/1/39	1,790,000	1,918,612
Total Nevada				20,939,955
New Hampshire — 0.1%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	2,955,000	3,077,633
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	2,500,000	2,602,525
Total New Hampshire				5,680,158
New Jersey — 7.5%
New Brunswick, NJ, Parking Authority Revenue, GTD, BAM	5.000%	9/1/39	4,000,000	4,847,360
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	10,175,435
Catholic Health East	4.750%	11/15/29	5,000,000	5,659,850
New Jersey Institute of Technology Revenue	5.000%	7/1/45	13,500,000	15,771,780
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,468,475
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	5,134,032
New Jersey State EDA Revenue	5.250%	6/15/30	13,000,000	14,842,620

See Notes to Financial Statements.

18	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	$13,460,000	$14,285,636	(g)
Continental Airlines Inc. Project	5.500%	6/1/33	5,000,000	5,690,850	(g)
Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,009,960
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	2,500,000	2,926,875	(g)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	1,500,000	1,767,315	(g)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	1,000,000	1,176,010	(g)
School Facilities Construction	5.000%	12/15/27	9,230,000	9,847,118
School Facilities Construction	5.250%	12/15/33	9,190,000	9,794,334
School Facilities Construction	5.250%	12/15/33	3,310,000	3,713,390	(a)
School Facilities Construction, SIFMA	2.180%	9/1/27	22,065,000	20,490,221	(c)
School Facilities Construction, SIFMA	2.230%	3/1/28	20,000,000	18,452,200	(c)
School Facilities Construction, State Appropriations	5.000%	3/1/29	10,000,000	11,164,600
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	5.625%	11/15/30	9,350,000	10,886,398	(g)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,423,700	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, University Hospital, AGM	5.000%	7/1/46	5,000,000	5,918,500
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	7,070,000	7,697,321
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,586,500
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	36,760,000	38,963,395	(g)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	865,000	880,224
New Jersey State Transportation Trust Fund Authority Revenue:
Capital Appreciation Transportation System, NATL	0.000%	12/15/31	14,240,000	8,269,310
Transportation Program	5.250%	6/15/41	13,305,000	15,332,682
Transportation Program	5.000%	6/15/45	5,000,000	5,546,250
Transportation System	5.875%	12/15/38	30,000,000	32,592,900
New Jersey State Turnpike Authority Revenue	1.250%	1/1/17	11,000,000	11,002,090	(c)(f)
New Jersey State Turnpike Authority Revenue	1.180%	1/1/18	30,000,000	30,089,400	(c)
New Jersey State Turnpike Authority Revenue	1.310%	1/1/18	10,000,000	10,029,100	(c)(f)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/35	4,900,000	6,040,916
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,729,840
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,867,695

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Rutgers State University, NJ, Revenue	5.000%	5/1/32	$8,620,000	$10,827,927
Rutgers State University, NJ, Revenue	5.000%	5/1/33	4,000,000	5,004,680
Total New Jersey				387,906,889
New Mexico — 0.4%
New Mexico Mortgage Finance Authority Revenue:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	2,305,000	2,438,229
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	645,000	657,803	(g)
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	16,581,900	(a)
Total New Mexico				19,677,932
New York — 7.9%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.250%	7/15/40	20,800,000	24,472,864	(a)
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	25,021,480	(a)
MTA, NY, Revenue:
Transportation	6.500%	11/15/28	7,460,000	8,395,857	(a)
Transportation	6.500%	11/15/28	2,540,000	2,853,284
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,277,920
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution	5.000%	6/15/37	15,000,000	18,843,150
Second General Resolution Fiscal 2013	5.000%	6/15/47	2,000,000	2,381,120
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	5/1/37	4,250,000	5,263,030
Future Tax Secured	5.000%	5/1/40	13,000,000	16,022,500
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,562,380
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,576,840
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	40,459,300
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	3/15/34	25,000,000	31,141,500
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	9,460,000	11,003,777	(e)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,952,700
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/51	11,450,000	13,795,074
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	7,500,000	8,256,225	(g)

See Notes to Financial Statements.

20	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Laguardia Airport Terminal B Redevelopment Project	4.000%	7/1/33	$4,000,000	$4,318,800	(g)
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	2,160,000	2,529,425	(g)
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	19,250,000	22,204,875	(g)
Laguardia Airport Terminal B Redevelopment Project	5.250%	1/1/50	22,000,000	25,760,680	(g)
New York, NY, GO	5.000%	8/1/22	10,000,000	12,165,500
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	5,500,000	6,815,930	(g)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	34,750,000	42,902,002
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	785,000	785,283	(g)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	9,416,080
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	17,541,300
Utility Debt Securitization Authority, NY, Revenue:
Restructuring	5.000%	12/15/33	3,750,000	4,758,975	(b)
Restructuring	5.000%	12/15/34	17,000,000	21,507,380
Restructuring	5.000%	12/15/34	3,700,000	4,680,500	(b)
Restructuring	5.000%	12/15/35	1,750,000	2,210,198	(b)
Total New York				408,875,929
North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare System	5.250%	1/15/34	13,400,000	14,618,596
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,282,020
Carolinas Healthcare System	5.250%	1/15/39	22,000,000	23,850,640
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,710,800
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,117,300	(a)
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,645,373	(a)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,909,810
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	5,088,555
Total North Carolina				64,223,094
Ohio — 0.3%
Cleveland, OH, State University Revenue, NATL	5.000%	6/1/19	1,210,000	1,249,398	(a)
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	555,000	557,453
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	6,072,200
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,544,984

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC	5.400%	9/1/33	$675,000	$707,535
Ohio State Private Activity Revenue:
Portsmouth Bypass Project	5.000%	12/31/39	2,350,000	2,709,667	(g)
Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,886,049	(g)
Total Ohio				14,727,286
Oklahoma — 0.2%
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/47	2,500,000	2,983,075	(b)
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,209,250	(a)
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.875%	11/1/46	3,250,000	3,460,990
Total Oklahoma				9,653,315
Oregon — 0.6%
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	2,121,996	(a)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/21	5,000,000	5,936,050
Oregon State Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	19,475,532	(a)
Port of Umatilla, OR, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	15,000	15,154	(g)
University of Oregon General Revenue	5.000%	4/1/46	2,000,000	2,467,240
Total Oregon				30,015,972
Pennsylvania — 3.2%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	8,812,496
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	15,021,300
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/38	10,000,000	11,534,000
Dauphin County, PA, IDA, Revenue, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	3,070,416	(g)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	15,573,187
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	2,700,000	2,955,555
Erie, PA, Water Authority Revenue	5.000%	12/1/43	2,000,000	2,416,880
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,563,560
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,441,800
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,717,780

See Notes to Financial Statements.

22	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	$10,300,000	$11,752,506
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,332,904
Thomas Jefferson University	5.000%	9/1/45	5,000,000	5,875,250
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,198,260	(a)
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	2,118,060	(a)
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,468,880	(a)
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,236,730	(a)
Pennsylvania State Turnpike Commission Revenue	5.000%	12/1/41	20,470,000	24,534,523
Pennsylvania State Turnpike Commission Revenue	5.000%	12/1/46	9,965,000	11,896,516
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,835,800	(a)
Philadelphia, PA, Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	585,000	641,640	(d)
Philadelphia, PA, School District, GO	5.000%	9/1/30	2,705,000	3,013,316
Philadelphia, PA, School District, GO	5.000%	9/1/34	810,000	890,522
Philadelphia, PA, School District, GO	5.000%	9/1/35	1,200,000	1,314,492
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	6,000,000	7,115,400
Westmoreland County, PA, Municipal Authority Revenue, BAM	5.000%	8/15/42	2,000,000	2,386,020
Total Pennsylvania				168,717,793
Rhode Island — 0.2%
Rhode Island Health & Educational Building Corp. Revenue:
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/34	1,600,000	1,907,392
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/39	4,000,000	4,731,080
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,377,171	(a)
Total Rhode Island				13,015,643
South Carolina — 0.4%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	672,231	(d)
Unrefunded Balance, NATL	6.750%	1/1/20	670,000	793,046
South Carolina State Jobs, EDA, Hospital Revenue:
Palmetto Health, AGM	6.500%	8/1/39	3,500,000	4,294,395
Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,662,377
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	11,354,900
Total South Carolina				21,776,949

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 1.2%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	$1,250,000	$1,379,450
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,284,300
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	1,335,000	1,343,397
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	11,940,300
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	16,793,074
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	24,393,200
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	6,230,851
Total Tennessee				64,364,572
Texas — 11.7%
Alamo, TX, Regional Mobility Authority Revenue:
Senior Lien	5.000%	6/15/41	3,000,000	3,653,520
Senior Lien	5.000%	6/15/46	4,700,000	5,686,389
Austin, TX, Airport Systems Revenue	5.000%	11/15/39	7,000,000	8,175,860	(g)
Austin, TX, Airport Systems Revenue	5.000%	11/15/44	8,500,000	9,893,830	(g)
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/40	4,000,000	4,767,960
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46	5,000,000	5,932,700
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/40	4,000,000	4,745,200
Senior Lien	5.000%	1/1/45	4,500,000	5,315,040
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools, PSF-GTD	5.000%	8/15/37	3,000,000	3,683,220	(b)
Idea Public Schools, PSF-GTD	5.000%	8/15/38	1,855,000	2,273,785	(b)
Idea Public Schools, PSF-GTD	5.000%	8/15/39	4,440,000	5,429,188	(b)
Idea Public Schools, PSF-GTD	5.000%	8/15/40	1,430,000	1,747,174	(b)
Idea Public Schools, PSF-GTD	5.000%	8/15/46	2,500,000	3,034,850	(b)
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB	5.450%	10/1/34	5,000,000	4,601,800	(c)
First Tier Toll Revenue	5.125%	10/1/43	2,000,000	2,324,160
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,014,600	(g)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	1.680%	6/1/24	5,685,000	5,712,061	(c)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	34,314,520	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,605,520	(d)

See Notes to Financial Statements.

24	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Harris County, TX, Houston Sports Authority Revenue:
Senior Lien, AGM	5.000%	11/15/26	$6,000,000	$7,394,460
Senior Lien, AGM	5.000%	11/15/27	4,000,000	4,885,520
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,115,200
Deer Park Refining Project	5.000%	2/1/23	44,000,000	48,464,240
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	10,795,900
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	3,000,000	3,601,530
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,202,958
Love Field Airport Modernization Corp., TX, Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/28	4,000,000	4,602,600	(g)
Southwest Airlines Co. Project	5.250%	11/1/40	15,250,000	17,339,097
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project	5.750%	10/1/31	1,930,000	2,062,533	(e)(g)
New Hope Cultural Education Facilities Finance Corp., TX, Educational Facilities Revenue, Texas A&M University, Cain Hall Redevelopment Project	5.000%	4/1/46	5,500,000	6,637,730
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, MRC Crestview	5.000%	11/15/46	1,550,000	1,755,328	(b)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue:
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/46	3,800,000	4,415,269
Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/51	1,700,000	1,993,573
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue:
Collegiate Housing Corpus Christi II-A&M University	5.000%	4/1/48	1,250,000	1,418,738
NCCD-College Station Properties LLC	5.000%	7/1/47	19,000,000	21,546,570
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	57,589,380	(a)
North Texas Tollway Authority Revenue	4.000%	1/1/39	5,000,000	5,510,600
North Texas Tollway Authority Revenue	5.000%	1/1/39	6,000,000	7,239,900
North Texas Tollway Authority Revenue	5.000%	1/1/40	11,205,000	13,082,174
North Texas Tollway Authority Revenue	5.000%	1/1/45	11,000,000	12,999,360
North Texas Tollway Authority Revenue:
First Tier	6.250%	1/1/39	6,505,000	7,316,434	(a)
First Tier	6.250%	1/1/39	1,495,000	1,664,967
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	10,769,400
Temple, TX, ISD, GO, PSF-GTD	5.000%	2/1/41	3,160,000	3,857,475

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	$3,650,000	$3,975,543
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	57,980,000	73,591,115
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/29	10,000,000	11,645,200
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/30	15,000,000	17,410,500
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/31	10,000,000	11,575,300
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
LBJ Infrastructure Group LLC	7.000%	6/30/40	15,000,000	17,949,900
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	4,000,000	4,635,480	(g)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/55	5,000,000	5,754,900	(g)
Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	21,372,300
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/42	15,000,000	17,556,150
Texas State Water Development Board Revenue	5.000%	10/15/45	28,730,000	35,123,861
Total Texas				606,762,562
U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	11,575,000	12,144,258
Matching Fund Loan Note	5.000%	10/1/29	3,000,000	3,009,750
Matching Fund Loan Note	6.000%	10/1/39	4,915,000	5,032,223
Total U.S. Virgin Islands				20,186,231
Vermont — 0.1%
Vermont State Student Assistance Corp., Education Loan Revenue	3.836%	12/3/35	6,100,000	6,574,580	(c)(g)
Virginia — 1.0%
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/34	15,000,000	18,962,700
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/43	5,000,000	6,199,350
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,604,400	(a)
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	2,000,000	2,296,220
Virginia State College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Project	5.000%	3/1/41	7,225,000	8,114,831

See Notes to Financial Statements.

26	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Virginia — continued
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	$3,000,000	$3,492,030	(g)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,825,600	(g)
Total Virginia				50,495,131
Washington — 1.0%
Port of Seattle, WA, Revenue:
Inter Lien	5.000%	2/1/29	750,000	941,978
Inter Lien	5.000%	2/1/30	2,120,000	2,646,163
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,963,615	(a)
Swedish Health Services	6.250%	11/15/41	21,550,000	26,767,255	(a)
Washington State HFC Revenue:
Heron’s Key	7.000%	7/1/45	2,000,000	2,176,600	(e)
Heron’s Key	7.000%	7/1/50	2,150,000	2,332,105	(e)
Presbyterian Retirement Communities North West Project	5.000%	1/1/46	1,200,000	1,361,580	(b)(e)
Presbyterian Retirement Communities North West Project	5.000%	1/1/51	3,250,000	3,662,457	(b)(e)
Total Washington				49,851,753
West Virginia — 0.3%
West Virginia State Hospital Finance Authority Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,547,412	(a)
United Health Systems	5.500%	6/1/39	4,000,000	4,513,560	(a)
United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,531,500	(a)
Total West Virginia				14,592,472
Wisconsin — 0.8%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,939,956	(g)
Public Finance Authority, WI, Education Revenue:
North Carolina Charter Educational Foundation Project	5.000%	6/15/36	850,000	875,789
North Carolina Charter Educational Foundation Project	5.000%	6/15/46	2,200,000	2,223,584
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	10,273,320
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,878,662
Children’s Hospital	5.375%	8/15/37	2,800,000	3,133,564
Essentia Health, AGC	5.125%	2/15/30	6,475,000	7,259,381
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,994,725	(a)
Total Wisconsin				40,578,981

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Wyoming — 0.2%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	$11,000,000	$12,362,350
Total Investments before Short-Term Investments (Cost — $4,533,005,403)				5,092,606,613
Short-Term Investments — 3.3%
Municipal Bonds — 3.3%
California — 0.1%
California State PCFA, Solid Waste Disposal Revenue:
Zerep Management Corp. Project, LOC-Comerica Bank	0.810%	10/1/36	500,000	500,000	(g)(l)(m)
Zerep Management Corp. Project, LOC-Comerica Bank	0.810%	10/1/44	800,000	800,000	(g)(l)(m)
California Statewide CDA Revenue, Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.670%	6/1/27	645,000	645,000	(l)(m)
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.610%	9/1/54	1,400,000	1,400,000	(l)(m)
Total California				3,345,000
Florida — 0.4%
Liberty County, FL, IDR, Georgia Pacific Corp. Project	0.800%	10/1/28	17,900,000	17,900,000	(g)(l)(m)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-JPMorgan Chase	0.660%	10/1/33	3,800,000	3,800,000	(l)(m)
Total Florida				21,700,000
New Jersey — 0.0%
New Jersey State Health Care Facilities Financing Authority Revenue, Southern Ocean County Hospital, LOC-Wells Fargo Bank N.A.	0.570%	7/1/36	270,000	270,000	(l)(m)
New York — 1.8%
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.570%	11/15/21	5,200,000	5,200,000	(l)(m)
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.680%	11/1/26	10,900,000	10,900,000	(l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.700%	6/15/32	41,185,000	41,185,000	(l)(m)
SPA-Dexia Credit Local	0.680%	6/15/32	16,235,000	16,235,000	(l)(m)
New York City, NY, TFA Revenue:
Future Tax Secured, SPA-Dexia Credit Local	0.680%	8/1/22	100,000	100,000	(l)(m)
Future Tax Secured, SPA-Dexia Credit Local	0.680%	8/1/23	8,800,000	8,800,000	(l)(m)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.680%	11/1/22	12,375,000	12,375,000	(l)(m)
Total New York				94,795,000

See Notes to Financial Statements.

28	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Western Asset Managed Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — 0.0%
Ohio State University Revenue	0.610%	12/1/34	$1,800,000	$1,800,000	(l)(m)
Pennsylvania — 0.7%
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Revenue, Taxable, AGM, SPA-PNC Bank N.A.	0.820%	11/1/39	37,320,000	37,320,000	(l)(m)
Utah — 0.1%
Utah State Housing Corp. Single Family Mortgage Revenue, SPA-JPMorgan Chase	0.710%	1/1/34	990,000	990,000	(g)(l)(m)
Utah State Housing Finance Agency Revenue, Single Family Mortgage, SPA-JPMorgan Chase	0.710%	1/1/33	3,450,000	3,450,000	(g)(l)(m)
Total Utah				4,440,000
Vermont — 0.1%
Vermont State Housing Finance Agency, Single-Family Housing Revenue, AGM, LIQ-TD Bank N.A.	0.650%	5/1/33	2,950,000	2,950,000	(g)(l)(m)
West Virginia — 0.1%
Fayette County, WV, Commission, Solid Waste Disposal Facilities Revenue, Georgia Pacific Corp., LOC-Georgia-Pacific LLC	0.730%	5/1/18	5,100,000	5,100,000	(e)(g)(l)(m)
Total Municipal Bonds (Cost — $171,720,000)				171,720,000

			Shares
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $81,330)	0.260%		81,330	81,330
Total Short-Term Investments (Cost — $171,801,330)				171,801,330
Total Investments — 101.3% (Cost — $4,704,806,733#)				5,264,407,943
Liabilities in Excess of Other Assets — (1.3)%				(67,792,836)
Total Net Assets — 100.0%				$5,196,615,107

*	Non-income producing security.

(a)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Security is purchased on a when-issued basis.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(h)	The coupon payment on these securities is currently in default as of August 31, 2016.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

August 31, 2016

Western Asset Managed Municipals Fund

(i)	Illiquid security.

(j)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(l)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG	— Association of Bay Area Governments
AGC	— Assured Guaranty Corporation — Insured Bonds
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program — Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company — Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority

See Notes to Financial Statements.

30	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Western Asset Managed Municipals Fund

Abbreviations used in this schedule: (cont’d)
PFC	— Public Facilities Corporation
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

Ratings table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	5.4%
AA/Aa	33.9
A	38.3
BBB/Baa	12.8
BB/Ba	2.0
B/B	0.6
A-1/VMIG 1	3.3
NR***	3.7
100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***	The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	31

Statement of assets and liabilities (unaudited)

August 31, 2016

Assets:
Investments, at value (Cost — $4,704,806,733)	$5,264,407,943
Interest receivable	59,081,831
Receivable for Fund shares sold	7,188,442
Receivable for securities sold	4,650,000
Prepaid expenses	170,982
Total Assets	5,335,499,198

Liabilities:
Payable for securities purchased	122,088,795
Payable for Fund shares repurchased	9,601,844
Distributions payable	3,107,138
Investment management fee payable	1,949,409
Service and/or distribution fees payable	856,159
Payable to broker — variation margin on open futures contracts	32,813
Trustees’ fees payable	9,364
Due to custodian	369
Accrued expenses	1,238,200
Total Liabilities	138,884,091
Total Net Assets	$5,196,615,107

Net Assets:
Par value (Note 7)	$3,051
Paid-in capital in excess of par value	4,794,378,862
Undistributed net investment income	2,997,031
Accumulated net realized loss on investments and futures contracts	(160,081,506)
Net unrealized appreciation on investments and futures contracts	559,317,669
Total Net Assets	$5,196,615,107

See Notes to Financial Statements.

32	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Net Assets:
Class 1	$22,653,952
Class A	$3,197,742,729
Class C	$756,825,762
Class I	$1,219,392,664

Shares Outstanding:
Class 1	1,334,890
Class A	187,821,687
Class C	44,424,024
Class I	71,508,920

Net Asset Value:
Class 1 (and redemption price)	$16.97
Class A (and redemption price)	$17.03
Class C*	$17.04
Class I (and redemption price)	$17.05
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$17.79

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	33

Statement of operations (unaudited)

For the Six Months Ended August 31, 2016

Investment Income:
Interest	$108,290,046

Expenses:
Investment management fee (Note 2)	11,317,761
Service and/or distribution fees (Notes 2 and 5)	5,056,573
Transfer agent fees (Note 5)	1,503,432
Fund accounting fees	176,964
Legal fees	113,152
Registration fees	86,245
Trustees’ fees	46,638
Audit and tax fees	40,712
Shareholder reports	32,546
Insurance	30,044
Commitment fees (Note 8)	29,233
Custody fees	11,130
Miscellaneous expenses	51,070
Total Expenses	18,495,500
Net Investment Income	89,794,546

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	11,187,687
Futures contracts	(2,996,735)
Net Realized Gain	8,190,952
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	69,278,043
Futures contracts	(384,975)
Change in Net Unrealized Appreciation (Depreciation)	68,893,068
Net Gain on Investments and Futures Contracts	77,084,020
Increase in Net Assets From Operations	$166,878,566

See Notes to Financial Statements.

34	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended August 31, 2016 (unaudited) and the Year Ended February 29, 2016	August 31	February 29

Operations:
Net investment income	$89,794,546	$171,203,541
Net realized gain (loss)	8,190,952	(27,353,666)
Change in net unrealized appreciation (depreciation)	68,893,068	(20,023,913)
Increase in Net Assets From Operations	166,878,566	123,825,962

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(89,218,813)	(170,804,392)
Decrease in Net Assets From Distributions to Shareholders	(89,218,813)	(170,804,392)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	592,772,555	1,088,526,855
Reinvestment of distributions	71,325,877	143,119,412
Cost of shares repurchased	(424,318,672)	(832,680,452)
Increase in Net Assets From Fund Share Transactions	239,779,760	398,965,815
Increase in Net Assets	317,439,513	351,987,385

Net Assets:
Beginning of period	4,879,175,594	4,527,188,209
End of period*	$5,196,615,107	$4,879,175,594
*Includes undistributed net investment income of:	$2,997,031	$2,421,298

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	35

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class 1 Shares[1]	2016[2]	2016[3]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$16.71	$16.89	$16.22	$17.26	$16.74	$14.94

Income (loss) from operations:
Net investment income	0.31	0.64	0.68	0.67	0.68	0.74
Net realized and unrealized gain (loss)	0.26	(0.18)	0.66	(1.04)	0.52	1.80
Total income (loss) from operations	0.57	(0.46)	1.34	(0.37)	1.20	2.54

Less distributions from:
Net investment income	(0.31)	(0.64)	(0.67)	(0.67)	(0.68)	(0.74)
Total distributions	(0.31)	(0.64)	(0.67)	(0.67)	(0.68)	(0.74)

Net asset value, end of period	$16.97	$16.71	$16.89	$16.22	$17.26	$16.74
Total return[4]	3.44%	2.81%	8.38%	(2.07)%	7.28%	17.42%

Net assets, end of period (millions)	$23	$23	$25	$25	$30	$30

Ratios to average net assets:
Gross expenses	0.58%[5]	0.57%	0.58%	0.63%	0.60%	0.62%
Net expenses[6]	0.58 [5]	0.57	0.58	0.63	0.52 [7]	0.50 [7]
Net investment income	3.67 [5]	3.86	4.05	4.14	4.00	4.73

Portfolio turnover rate	4%	5%	7%	22%	10%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2016 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective January 1, 2013, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to January 1, 2013, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares less the 12b-1 differential of 0.15%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

36	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2016[2]	2016[3]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$16.76	$16.95	$16.27	$17.31	$16.79	$14.99

Income (loss) from operations:
Net investment income	0.31	0.63	0.66	0.67	0.66	0.72
Net realized and unrealized gain (loss)	0.26	(0.19)	0.68	(1.04)	0.52	1.80
Total income (loss) from operations	0.57	0.44	1.34	(0.37)	1.18	2.52

Less distributions from:
Net investment income	(0.30)	(0.63)	(0.66)	(0.67)	(0.66)	(0.72)
Total distributions	(0.30)	(0.63)	(0.66)	(0.67)	(0.66)	(0.72)

Net asset value, end of period	$17.03	$16.76	$16.95	$16.27	$17.31	$16.79
Total return[4]	3.45%	2.66%	8.33%	(2.08)%	7.14%	17.21%

Net assets, end of period (millions)	$3,198	$3,027	$2,780	$2,787	$3,687	$3,527

Ratios to average net assets:
Gross expenses	0.66%[5]	0.66%	0.66%	0.66%	0.65%	0.65%
Net expenses	0.66 [5]	0.66	0.66	0.66	0.65	0.65
Net investment income	3.59 [5]	3.77	3.96	4.10	3.87	4.59

Portfolio turnover rate	4%	5%	7%	22%	10%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2016 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	37

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2016[2]	2016[3]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$16.77	$16.96	$16.29	$17.32	$16.80	$15.00

Income (loss) from operations:
Net investment income	0.26	0.54	0.57	0.58	0.57	0.63
Net realized and unrealized gain (loss)	0.27	(0.20)	0.66	(1.03)	0.51	1.80
Total income (loss) from operations	0.53	0.34	1.23	(0.45)	1.08	2.43

Less distributions from:
Net investment income	(0.26)	(0.53)	(0.56)	(0.58)	(0.56)	(0.63)
Total distributions	(0.26)	(0.53)	(0.56)	(0.58)	(0.56)	(0.63)

Net asset value, end of period	$17.04	$16.77	$16.96	$16.29	$17.32	$16.80
Total return[4]	3.16%	2.08%	7.65%	(2.56)%	6.54%	16.55%

Net assets, end of period (millions)	$757	$737	$749	$748	$1,050	$966

Ratios to average net assets:
Gross expenses	1.23%[5]	1.23%	1.24%	1.23%	1.21%	1.21%
Net expenses	1.23 [5]	1.23	1.24	1.23	1.21	1.21
Net investment income	3.03 [5]	3.20	3.39	3.54	3.31	4.02

Portfolio turnover rate	4%	5%	7%	22%	10%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2016 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

See Notes to Financial Statements.

38	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2016[2]	2016[3]	2015	2014	2013	2012[3]

Net asset value, beginning of period	$16.79	$16.97	$16.30	$17.34	$16.82	$15.01

Income (loss) from operations:
Net investment income	0.32	0.64	0.68	0.69	0.68	0.74
Net realized and unrealized gain (loss)	0.25	(0.18)	0.66	(1.05)	0.52	1.81
Total income (loss) from operations	0.57	0.46	1.34	(0.36)	1.20	2.55

Less distributions from:
Net investment income	(0.31)	(0.64)	(0.67)	(0.68)	(0.68)	(0.74)
Total distributions	(0.31)	(0.64)	(0.67)	(0.68)	(0.68)	(0.74)

Net asset value, end of period	$17.05	$16.79	$16.97	$16.30	$17.34	$16.82
Total return[4]	3.44%	2.81%	8.36%	(1.98)%	7.28%	17.42%

Net assets, end of period (millions)	$1,219	$1,067	$940	$690	$992	$767

Ratios to average net assets:
Gross expenses	0.57%[5]	0.58%	0.57%	0.61%	0.51%	0.51%
Net expenses[6]	0.57 [5]	0.58	0.57	0.57 [7]	0.51 [7]	0.51
Net investment income	3.69 [5]	3.85	4.05	4.19	4.00	4.70

Portfolio turnover rate	4%	5%	7%	22%	10%	14%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2016 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	39

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

40	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†:
Michigan	—	$180,269,449	$8,874,667	$189,144,116
Other municipal bonds	—	4,903,462,497	—	4,903,462,497
Short-term investments†:
Municipal bonds	—	171,720,000	—	171,720,000
Money market funds	$81,330	—	—	81,330
Total short-term investments	81,330	171,720,000	—	171,801,330
Total investments	$81,330	$5,255,451,946	$8,874,667	$5,264,407,943

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$283,541	—	—	$283,541

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

42	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 29, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.550%
Next $1 billion	0.500
Next $1 billion	0.450
Over $2.5 billion	0.400

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I did not exceed 0.60%. The ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There was a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applied if redemption occurred within 12 months from purchase payment. This CDSC declined by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC was incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

44	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

For the six months ended August 31, 2016, LMIS and its affiliates retained sales charges of $304,445 on sales of the Fund’s Class A shares. In addition, for the six months ended August 31, 2016, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B1	Class C
CDSCs	$80,891	$35	$12,467

[1]	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to defer the receipt of all or a portion of their fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees payable and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change had no effect on fees previously deferred. As of August 31, 2016, the Fund had accrued $1,007 as deferred compensation payable.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2016, such purchase and sale transactions were $438,318,028 and $433,066,246, respectively.

3. Investments

During the six months ended August 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$587,327,940
Sales	185,885,156

At August 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$574,455,516
Gross unrealized depreciation	(14,854,306)
Net unrealized appreciation	$559,601,210

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

At August 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	525	12/16	$89,163,334	$89,446,875	$(283,541)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at August 31, 2016.

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$283,541

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended August 31, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(2,996,735)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(384,975)

During the six months ended August 31, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$74,331,594

46	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at August 31, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3,4]	Net Amount
Futures contracts[5]	$32,813	$(32,813)	—

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	See the Schedule of Investments for securities pledged as collateral.

[5]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class B and Class C shares calculated at the annual rate of 0.15%, 0.65% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended August 31, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$12,713
Class A	$2,352,444	701,996
Class B1	53,776	10,339
Class C	2,650,353	221,492
Class I	—	556,892
Total	$5,056,573	$1,503,432

[1]	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

6. Distributions to shareholders by class

	Six Months Ended August 31, 2016	Year Ended February 29, 2016
Net Investment Income:
Class 1	$419,436	$905,924
Class A	55,947,291	108,041,208
Class B1	249,584	922,251
Class C	11,368,799	23,437,443
Class I	21,233,703	37,497,566
Total	$89,218,813	$170,804,392

[1]	On June 30, 2016, the Fund converted its Class B shares into Class A shares.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

7. Shares of beneficial interest

At August 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2016		Year Ended February 29, 2016
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	24,809	$419,436	54,408	$905,924
Shares repurchased	(65,968)	(1,112,986)	(169,345)	(2,825,728)
Net decrease	(41,159)	$(693,550)	(114,937)	$(1,919,804)

Class A
Shares sold	18,273,999	$309,800,492	39,765,797	$663,767,927
Shares issued on reinvestment	2,720,454	46,134,515	5,670,148	94,717,615
Shares repurchased	(13,733,391)	(232,677,214)	(28,913,845)	(483,111,499)
Net increase	7,261,062	$123,257,793	16,522,100	$275,374,043

Class B1
Shares sold	5,060	$84,898	13,545	$225,591
Shares issued on reinvestment	10,441	176,010	50,605	845,447
Shares repurchased	(1,541,861)	(26,346,762)	(491,589)	(8,216,027)
Net decrease	(1,526,360)	$(26,085,854)	(427,439)	$(7,144,989)

Class C
Shares sold	2,839,568	$48,105,800	4,462,704	$74,700,746
Shares issued on reinvestment	533,478	9,053,046	1,116,190	18,657,925
Shares repurchased	(2,858,049)	(48,482,118)	(5,820,140)	(97,278,155)
Net increase (decrease)	514,997	$8,676,728	(241,246)	$(3,919,484)

Class I
Shares sold	13,845,670	$234,781,211	20,887,853	$349,832,591
Shares issued on reinvestment	914,853	15,542,889	1,673,357	27,992,501
Shares repurchased	(6,820,053)	(115,699,457)	(14,407,799)	(241,249,043)
Net increase	7,940,470	$134,624,643	8,153,411	$136,576,049

[1]

On June 30, 2016, the Fund converted 1,365,285 Class B shares into 1,368,525 Class A shares, valued at $23,415,468. These amounts are reflected in Class A shares sold and Class B shares repurchased, respectively.

8. Redemption facility

Effective November 24, 2015, the Fund and certain other participating funds within Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have

48	Western Asset Managed Municipals Fund 2016 Semi-Annual Report

available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 22, 2016. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended August 31, 2016, the Fund incurred a commitment fee in the amount of $29,233. The Fund did not utilize the Redemption Facility during the six months ended August 31, 2016.

9. Capital loss carryforward

As of February 29, 2016, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
2/28/2018	$(26,456,127)
2/28/2019	(57,562,287)
$(84,018,414)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $86,367,185, which have no expiration date, must be used first to offset any such gains.

Western Asset Managed Municipals Fund 2016 Semi-Annual Report	49

Western Asset

Managed Municipals Fund

Trustees

Elliott J. Berv

Chairman

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Managed Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Managed Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Managed Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD0435 10/16 SR16-2872

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2016